Stock-Based Compensation (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 23, 2018	Sep. 15, 2017	Jun. 02, 2017	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Weighted average grant date fair value per share of options granted									$ 0.90
Expected dividend yield									$ 0
Reverse split stock	1-for-10 reverse stock split					1-for-10 reverse stock			1-for-10 reverse stock
Stock based compensation expense					$ 95,000	$ 171,000	$ 363,730	$ 561,755	$ 645,823	$ 895,498
Unrecognized compensation cost related to un-vested stock based compensation					$ 334,000		$ 334,000		$ 469,000
Weighted average period of compensation cost expected to be recognized							1 year 5 months 16 days		1 year 6 months
Number of stock options exercised
2015 Equity Incentive Plan [Member]
Aggregate number of shares of common stock authorized to issue					2,750,000		2,750,000
Number of common stock shares authorized for issuance									2,750,000
Number of common stock available for issuance					183,124		183,124		2,697,950
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Aggregate number of shares of common stock authorized to issue											83,800
Common stock shares issued				2,585,871
Number of common stock shares authorized for issuance		2,585,871	83,800
2015 Stock Plan [Member] | Employee Stock Option [Member]
Stock option description									The exercise price for an option issued under the Plans is determined by the Board of Directors, but will be (i) in the case of an incentive stock option (A) granted to an employee who, at the time of grant of such option, is a 10% stockholder, no less than 110% of the fair market value per share on the date of grant; or (B) granted to any other employee, no less than 100% of the fair market value per share on the date of grant; and (ii) in the case of a non-statutory stock option, no less than 100% of the fair market value per share on the date of grant. The options awarded under the Plans will vest as determined by the Board of Directors but will not exceed a ten-year period.
Vesting period of options							10 years		10 years